General information	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information

Seadrill Limited is incorporated in Bermuda and is a publicly listed company on the New York Stock Exchange and the Oslo Stock Exchange. The Company provides offshore drilling services to the oil and gas industry. As at December 31, 2016 the Company owned and operated 38 offshore drilling units, had 13 offshore drilling units under construction and an additional unit classified as held for sale. Seadrill's fleet consists of drillships, jack-up rigs and semi-submersible rigs for operations in shallow and deepwater areas, as well as benign and harsh environments. Following the sale of the majority of the tender rig business to SapuraKencana, which closed on April 30, 2013, and further the deconsolidation of Seadrill Partners on January 2, 2014 the Company no longer operates in the tender rig segment. Seadrill also provide management services to the Company's related parties Seadrill Partners and SeaMex, refer to Note 31 "Related party transactions" for further details.

The accompanying Consolidated Financial Statements as of and for the year ended December 31, 2015 have been restated. The nature of the restatements and the effect on the Financial Statement line items are discussed in Note 39 of these Consolidated Financial Statements. In addition, certain related disclosures in the following notes have been restated to be consistent with the Consolidated Financial Statements.

As used herein, and unless otherwise required by the context, the term “Seadrill” refers to Seadrill Limited and the terms “Company,” “we,” “Group,” “our” and words of similar import refer to Seadrill and its consolidated companies. The use herein of such terms as group, organization, we, us, our and its, or references to specific entities, is not intended to be a precise description of corporate relationships.

Basis of presentation

The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States dollar ("U.S. dollar" or "US$") rounded to the nearest million, unless otherwise stated.

The accompanying Consolidated Financial Statements present the financial position of Seadrill Limited, the consolidated subsidiaries and the group’s interest in associated entities. Investments in companies in which the Company controls, or directly or indirectly holds more than 50% of the voting control are consolidated in the Consolidated Financial Statements, as well as certain variable interest entities of which the Company is deemed to be the primary beneficiary.

The Company’s consolidated financial statements have been prepared on a going concern basis and contemplate the realization of assets and satisfaction of liabilities in the normal course of business. However, the Company’s going concern assumption is based on management’s expectation that the current restructuring program will be completed successfully as described below.

The Company’s liquidity requirements relate to servicing debt amortizations, interest payments, and funding working capital requirements. Sources of liquidity include existing cash balances, short-term investments and contract and other revenues. We have historically relied on our cash generated from operations to meet our short term liquidity needs. However, as a result of the downturn in the offshore industry, we require additional liquidity to fully meet our obligations that fall due within one year after the date the financial statements are issued, given the debt repayments that are due in this period.

Over the past year the Company has been engaged in discussions with its banks, potential new investors, existing stakeholders and bondholders in order to restructure its secured credit facilities and unsecured bonds, and in order to raise new capital. The Company expects the implementation of a comprehensive restructuring plan will likely involve commencing schemes of arrangement in the United Kingdom or Bermuda or proceedings under Chapter 11 of the United States Bankruptcy Code.

Although discussions are well advanced and significant progress has been made, until such time our restructuring is completed, uncertainty remains and therefore substantial doubt exists over the Company’s ability to continue as a going concern for twelve months after the date the financial statements are issued.

The Company's business operations are unaffected by these restructuring efforts and the Company expects to meet its ongoing customer and business counterparty obligations during the restructuring process.

For further information in respect of Long-term debt see Note 23.

The accounting policies set out below have been applied consistently to all periods in these Consolidated Financial Statements, unless otherwise noted.

Basis of consolidation

The Consolidated Financial Statements include the assets and liabilities of the Company, its majority owned and controlled subsidiaries and certain variable interest entities, (“VIE”s) in which the Company is deemed to be the primary beneficiary. All intercompany balances and transactions have been eliminated on consolidation.

A VIE is defined as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. U.S. GAAP requires a VIE to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity’s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity. Seadrill evaluates its subsidiaries, and any other entities in which the Company holds a variable interest, in order to determine whether Seadrill are the primary beneficiary of the entity, and where it is determined that Seadrill are the primary beneficiary Seadrill consolidates the entity.

Investment in companies in which Seadrill holds an ownership interest of between 20% and 50%, and over which Seadrill exercises significant influence, but do not consolidate, are accounted for using the equity method and classified within “Investments in associated companies.” The Company records its share of earnings or losses from associated companies in the consolidated statements of operations as “Share in results from associated companies.” The excess, if any, of purchase price over book value of the Company’s investments in equity method investees is included in the accompanying consolidated balance sheets in “Investment in associated companies.”

Investments in companies in which Seadrill's ownership is less than 20% are valued at fair value and classified within “Marketable Securities” unless it is not possible to estimate fair value, then the cost method is used.

Intercompany transactions and internal sales have been eliminated on consolidation. Unrealized gains and losses arising from transactions with associates are eliminated to the extent of the Company’s interest in the entity.